Investments (Details - Textuals) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Sale value of joint venture after adjustments resulting from changes in working capital and net debt position		R$ (158,733)		R$ (487,390)	R$ (995,923)
Gain (loss) on disposal of Conectcar		R$ 76,485
Connect car [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	[1]	50.00%	50.00%
Disposition of investment		R$ (78,099)
Gain (loss) on disposal of Conectcar		R$ 76,000
Connect car [member] | IPP [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Sale value of joint venture after adjustments resulting from changes in working capital and net debt position		R$ 158,000
Connect car [member] | IPP [member] | Redecard S.A. [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%

[1]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021, for further details see note 13.a.1.